Short-term Investments	12 Months Ended
Dec. 31, 2019
Short Term Investments [Abstract]
Short-term Investments
4.	Short-term investments

As of December 31, 2019, the Company’s short-term investments comprised of only debt securities. All of the short-term held-to-maturity investments were deposits in commercial banks with maturities of less than one year and the Company has the positive intent and ability to hold those securities to maturity.

During the years ended December 31, 2019, 2018 and 2017, the Company recorded interest income from its short-term investments of $797, $47 and $nil in the consolidated statements of comprehensive income, respectively.

	December 31,
	2019	2018
Short-term investments	$50,274	$18,908